Unaudited Interim Consolidated Statements of Cash Flows (continuing and discontinued operations) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows used in Operating Activities:
Net income /(loss)	$ 1,790	$ (5,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges (Notes 3 and 6)	4,070	3,653
Amortization of deferred financing costs	127	74
Compensation cost on restricted stock and stock option awards (Note 9)	80	227
(Increase) / Decrease in:
Accounts receivable	(4,455)	1,084
Deferred voyage expenses	(17)	(77)
Inventories	2,032	(1,162)
Prepaid expenses and other assets	(2,553)	72
Right of use asset under operating leases	45	50
Other non-current assets	242	0
Increase / (Decrease) in:
Accounts payable, trade and other	(4,063)	784
Due to related parties	(92)	(45)
Accrued liabilities	1,485	(24)
Other liabilities, non current	(1)	14
Lease liabilities under operating leases	(45)	(50)
Drydock costs	(239)	(640)
Net Cash used in Operating Activities	(1,594)	(1,540)
Cash Flows used in Investing Activities:
Advances for vessel acquisitions and other vessel costs (Note 6)	(2,811)	0
Payments for vessels' improvements (Note 6)	(1,199)	(867)
Property and equipment additions	(9)	(4)
Net Cash used in Investing Activities	(4,019)	(871)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from related party loans (Note 5)	5,000	0
Proceeds from issuance of common shares, net offering costs	7,126	0
Repayments of long-term bank debt (Note 7)	(3,955)	(3,956)
Issuance of common stock, net of issuance costs (Note 9)	1,338	0
Payments of financing costs (Note 5)	(200)	0
Net Cash provided by / (used in) Financing Activities	9,309	(3,956)
Net decrease in cash, cash equivalents and restricted cash	3,696	(6,367)
Cash, cash equivalents and restricted cash at beginning of the year	9,574	21,378
Cash, cash equivalents and restricted cash at the end of the period	13,270	15,011
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the period	13,270	15,011
Cash, cash equivalents and restricted cash at the end of the period	13,270	15,011
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investing activities	0	410
Interest payments, net of amounts capitalized	$ 910	$ 830